ADVANCES RECEIVABLE AND PREPAID EXPENSES - Disclosure of detailed information about trade and other receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Supplier prepayments and deposits	$ 273,477	$ 249,652
Loan to KGL and accrued interest	65,896	60,506
Other receivables and employee advances	43,939	23,629
Harmonized Sales Tax receivable	25,417	26,389
Net advances receivable and prepaid expenses	$ 408,729	$ 360,176